Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 February 21, 2017

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 519 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the Wells Fargo Small Cap Core Fund, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 519 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 17, 2017.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel